Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Unconditional Purchase Commitments	We expect to incur the following payments for unconditional purchase obligations recognized on our consolidated balance sheet as of December 31, 2021:

Year ended December 31,	Amount
2022	$14
2023	7
2024	16